Post-Employment Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefit Obligations (Details) [Line Items]
Expected average service life of active plan participants		9 years
Increase in defined benefit obligation		$ 3.4	$ 5.8
Increase in future salary increases		$ 0.1	$ 0.1
Expected percentage return on plan assets		2.70%	2.60%
Expected contributions to pension benefit plans		$ 0.1
Actuarial gain (loss) on post-employment benefit obligations		4.7	$ 2.5
Non adjusting Event [Member]
Post-Employment Benefit Obligations (Details) [Line Items]
Expected contributions to pension benefit plans	$ 0.8
Minimum [Member]
Post-Employment Benefit Obligations (Details) [Line Items]
Increase (decrease) in defined benefit obligation		25.7	33.6
Increase (decrease) in defined benefit obligation 1% increase		25.7	33.6
Maximum [Member]
Post-Employment Benefit Obligations (Details) [Line Items]
Increase (decrease) in defined benefit obligation		29.1	39.4
Increase (decrease) in defined benefit obligation 1% increase		$ 25.8	$ 33.7